Financial expense, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial income [Abstract]
Interest income on deposits and current accounts	$ 4,883	$ 3,791
Interest income from loans and credits	964	353
Interest rates gains on derivatives: cash flow hedges	114	40
Total	5,961	4,184
Financial expense [Abstract]
Interest on loans and notes	(87,011)	(83,288)
Interest rates gains on derivatives: cash flow hedges	5,957	6,028
Total	(81,054)	(77,260)
Other financial income (expenses), net [Abstract]
Other financial income	1,640	428
Other financial losses	(6,265)	(9,491)
Total	(4,625)	(9,063)
Kaxu [Member]
Other financial income (expenses), net [Abstract]
Income for non-monetary change to fair value of derivatives	600	200
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income (expenses), net [Abstract]
Income for non-monetary change to fair value of derivatives	$ 700	$ 3,000